Other Operating Costs - Summary Other Operating Costs (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Other Operating Expense [Line Items]
Other operating income expense	€ 23,222	€ 22,082	€ 11,830
Legal and consulting fees [Member]
Disclosure Of Other Operating Expense [Line Items]
Other operating income expense	8,129	6,955	2,477
Office and IT costs [Member]
Disclosure Of Other Operating Expense [Line Items]
Other operating income expense	4,680	4,236	3,282
Insurance [Member]
Disclosure Of Other Operating Expense [Line Items]
Other operating income expense	3,106	4,855	803
Other business supplies, equipment and services [Member]
Disclosure Of Other Operating Expense [Line Items]
Other operating income expense	2,529	1,835	1,396
Incidental rental costs and maintenance [Member]
Disclosure Of Other Operating Expense [Line Items]
Other operating income expense	1,860	814	696
Selling and travel costs [Member]
Disclosure Of Other Operating Expense [Line Items]
Other operating income expense	1,115	2,279	1,638
Disposals Of Property, Plant And Equipment [Member]
Disclosure Of Other Operating Expense [Line Items]
Other operating income expense	630	0	0
Loss allowance on trade receivables (ECL) [Member]
Disclosure Of Other Operating Expense [Line Items]
Other operating income expense	337	0	0
Onerous contracts [member]
Disclosure Of Other Operating Expense [Line Items]
Other operating income expense	0	0	240
Other costs [Member]
Disclosure Of Other Operating Expense [Line Items]
Other operating income expense	€ 836	€ 1,108	€ 1,298